Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 30, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jun. 30, 2020
Prospectus Date	rr_ProspectusDate	Jun. 30, 2020
KraneShares MSCI China ESG Leaders Index ETF (Prospectus Summary) | KraneShares MSCI China ESG Leaders Index ETF | KraneShares MSCI China ESG Leaders Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KESG